Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)	Dec. 31, 2023 $ / shares	Jan. 01, 2023 $ / shares	Dec. 28, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are providing the following information about the relationship of the “compensation actually paid” to our chief executive officers (“CEOs”) and “average compensation actually paid” to our other named executive officers (“Non-CEO NEOs”), as calculated under the SEC pay versus performance proxy rule, for our fiscal years presented below and to certain financial performance measures.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for CEO (current) ($)(1)	Compensation Actually Paid to CEO (current) ($)(1)(2)	Summary Compensation Table Total for CEO (former) ($)(1)	Compensation Actually Paid to CEO (former) ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP) (in millions) ($)	Adjusted ROIC (%)(5)
							Company TSR ($)	Peer Group Index TSR ($)(4)
2024	7,639,710	13,430,167	—	—	1,976,754	2,578,594	214.41	174.11	350,624	16.4
2023	5,956,400	4,305,592	6,280,307	(-5,362,357)	2,572,221	1,409,666	161.88	159.52	144,912	14.0
2022	n/a	n/a	8,674,260	21,710,433	2,258,298	4,865,986	227.19	116.64	254,251	13.3
2021	n/a	n/a	7,337,975	16,362,423	1,944,076	3,485,985	166.76	133.14	197,725	11.7
2020	n/a	n/a	6,432,086	9,973,234	1,634,815	2,003,714	116.22	116.87	142,149	8.7

(1)
Mr. Applbaum was CEO in 2024 and 2023 (beginning July 11). Stephen G. Kaniewski was CEO in 2023 (until July 11), 2022, 2021 and 2020. Ms. Larkin and Messers. Liguori, Francis, Donahue, Massey and Schapper were Non-CEO NEOs in 2024. Mr. Francis was a Non-CEO NEO in 2023. Ms. Larkin and Messers. Schapper and Parnell were Non-CEO NEOs in 2023, 2022 and 2021. Ms. Larkin and Messers. Applbaum, Schapper, Laterreur, and Jaksich (CFO until March 30, 2020) were Non-CEO NEOs in 2020. Average compensation for Non-CEO NEOs is based on the compensation of the NEOs for the relevant period.

(2)
The Summary Compensation Table (“SCT”) Total amount for CEO for 2024 was adjusted as set forth below to compute the compensation actually paid. The FY 2024 increases in value reflect the increases in value of options and RSUs during the fiscal year. Valmont’s stock price on the first day of fiscal 2023 was $330.30 and on the last day of fiscal 2023 was $233.51. Valmont’s stock price on the first day of fiscal 2024 was $234.52 and on the last day of fiscal 2024 was $306.54.

	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2024	3,357,179	1,283,259	7,504,388	1,815,123	1,111,384	0

(3)
The Average SCT Total amounts for the Non-CEO NEOs were adjusted to compute the compensation actually paid as follows:

	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2024	653,749	137,216	1,099,331	203,154	413,124	322,804

(4)
S&P 400 Industrial Machinery Index.

(5)
Valmont selected adjusted return on invested capital (“adjusted ROIC”) as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on adjusted ROIC. ROIC and adjusted ROIC are non-GAAP financial measures. ROIC and adjusted ROIC are calculated from the Company’s audited financial statements as follows:

Dollars in Thousands	2024	2023	2022	2021	2020
Operating Income	$524,584	$291,557	$433,249	$286,785	$225,953
Adjusted effective tax rate	25.2%	38.1%	27.7%	23.6%	24.2%
Tax effect on operating income	(132,050)	(111,124)	(119,872)	(67,681)	(54,681)

After-tax operating income	$392,534	$180,433	$313,317	$219,104	$171,272

Average invested capital	$2,396,436	$2,504,474	$2,437,232	$2,176,577	$1,975,693

Return on invested capital	16.4%	7.2%	12.9%	10.1%	8.7%
Operating income	$524,584	$291,557	433,249	286,785	—
Impairment of long-lived assets	—	140,844	—	27,911	—
Realignment charges	—	35,210	—	4,052	—
Other non-recurring charges	—	5,626	—	—	—
Prospera intangible asset amortization	—	—	6,580	3,396	—
Prospera stock-based compensation	—	—	9,896	5,240	—
Write-off of a receivable	—	—	—	5,545	—
Acquisition diligence	—	—	—	1,120	—

Adjusted operating income	$524,584	$473,237	$449,725	$334,049	$225,953
Adjusted effective tax rate	25.2%	25.9%	27.7%	23.6%	24.2%
Tax effect on adjusted operating income	(132,050)	(122,665)	(124,431)	(78,836)	(54,681)

After-tax adjusted operating income	$392,534	$350,572	$325,294	$255,213	$171,272

Average invested capital	$2,396,436	$2,504,474	$2,437,232	$2,176,577	$1,975,693

Adjusted return on invested capital	16.4%	14.0%	13.3%	11.7%	8.7%
Total Assets	$3,329,972	$3,477,448	$3,556,996	$3,447,249	$2,953,160
Less: Defined benefit pension asset	(46,520)	(15,404)	(24,216)	—	—
Less: Accounts payable	(372,197)	(358,311)	(360,312)	(347,841)	(268,099)
Less: Accrued expenses	(275,407)	(277,764)	(248,320)	(253,330)	(227,735)
Less: Contract liabilities	(126,932)	(70,978)	(172,915)	(135,746)	(130,018)
Less: Income Tax payable	(22,509)	—	(3,664)	—	—
Less: Dividends payable	(12,019)	(12,125)	(11,742)	(10,616)	(9,556)
Less: Deferred income taxes	(6,344)	(21,205)	(41,091)	(47,849)	(41,689)

Less: Operating lease liabilities	(134,534)	(162,743)	(155,469)	(147,759)	(80,202)
Less: Deferred compensation	(33,302)	(32,623)	(30,316)	(35,373)	(44,519)
Less: Defined benefit pension liability	—	—	—	(536)	(118,523)
Less: Other non-current liabilities	(20,813)	(12,818)	(13,480)	(89,207)	(58,687)

Total invested capital	$2,279,395	$2,513,477	$2,495,471	$2,378,992	$1,974,162

Beginning invested capital	$2,513,477	$2,495,471	$2,378,992	$1,974,162	$1,977,223
Average invested capital	$2,396,436	$2,504,474	$2,437,232	$2,176,577	$1,975,693

The adjusted effective tax rate for fiscal 2023 excluded the effects of the impairment of long-lived assets of $140.8 million, realignment charges of $35.2 million, non-recurring charges associated with major scope changes for two strategic projects initiated by departed senior leadership of $5.6 million, loss from Argentine peso hyperinflation of $5.1 million, and non-recurring tax benefit items of $3.6 million.
The effective tax rate including these items was 38.1%. The adjusted effective tax rate for fiscal 2022 excluded the effects of the $33.3 million loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%. The adjusted effective tax rates for fiscal 2020 excluded the effects of the $12.575 million goodwill impairments which are not deductible for income tax purposes. The effective tax rate in 2020 including the impairments is 25.7%.

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote
(1)
Mr. Applbaum was CEO in 2024 and 2023 (beginning July 11). Stephen G. Kaniewski was CEO in 2023 (until July 11), 2022, 2021 and 2020. Ms. Larkin and Messers. Liguori, Francis, Donahue, Massey and Schapper were Non-CEO NEOs in 2024. Mr. Francis was a Non-CEO NEO in 2023. Ms. Larkin and Messers. Schapper and Parnell were Non-CEO NEOs in 2023, 2022 and 2021. Ms. Larkin and Messers. Applbaum, Schapper, Laterreur, and Jaksich (CFO until March 30, 2020) were Non-CEO NEOs in 2020. Average compensation for Non-CEO NEOs is based on the compensation of the NEOs for the relevant period.

Peer Group Issuers, Footnote	(4) S&P 400 Industrial Machinery Index.
Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table (“SCT”) Total amount for CEO for 2024 was adjusted as set forth below to compute the compensation actually paid. The FY 2024 increases in value reflect the increases in value of options and RSUs during the fiscal year. Valmont’s stock price on the first day of fiscal 2023 was $330.30 and on the last day of fiscal 2023 was $233.51. Valmont’s stock price on the first day of fiscal 2024 was $234.52 and on the last day of fiscal 2024 was $306.54.

	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2024	3,357,179	1,283,259	7,504,388	1,815,123	1,111,384	0

Non-PEO NEO Average Total Compensation Amount	$ 1,976,754	$ 2,572,221	$ 2,258,298	$ 1,944,076	$ 1,634,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,578,594	1,409,666	4,865,986	3,485,985	2,003,714
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Average SCT Total amounts for the Non-CEO NEOs were adjusted to compute the compensation actually paid as follows:
	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2024	653,749	137,216	1,099,331	203,154	413,124	322,804

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR 2024
In our assessment, the three most important financial measures we use to link compensation actually paid to the CEO and Non-CEO NEOs to Company performance for fiscal 2024 are:
■
Adjusted ROIC

■
Net earnings

■
Cumulative compound operating income growth

Total Shareholder Return Amount	$ 214.41	161.88	227.19	166.76	116.22
Peer Group Total Shareholder Return Amount	174.11	159.52	116.64	133.14	116.87
Net Income (Loss)	$ 350,624,000,000	$ 144,912,000,000	$ 254,251,000,000	$ 197,725,000,000	$ 142,149,000,000
Company Selected Measure Amount	16.4	14	13.3	11.7	8.7
Share Price | $ / shares	$ 306.54	$ 233.51				$ 234.52	$ 330.3
Operating Income (Loss)	$ 524,584,000	$ 291,557,000	$ 433,249,000	$ 286,785,000	$ 225,953,000
Effective Income Tax Rate Reconciliation, Percent	25.20%	38.10%	27.70%	23.60%	24.20%
Income Tax Expense (Benefit)	$ 132,050,000	$ (111,124,000)	$ (119,872,000)	$ (67,681,000)	$ (54,681,000)
Net Income (Loss) Available to Common Stockholders, Basic	392,534,000	180,433,000	313,317,000	219,104,000	171,272,000
Average Investment Capital	$ 2,396,436,000	$ 2,504,474,000	$ 2,437,232,000	$ 2,176,577,000	$ 1,975,693,000
Percentage of Return on Invested Capital	16.40%	7.20%	12.90%	10.10%	8.70%
Impairment of Long-Lived Assets to be Disposed of		$ 140,844,000		$ 27,911,000
Restructuring Charges		35,210,000		4,052,000
Other Non-Recurring Charges		5,626,000
Amortization of Intangible Assets			6,580,000	3,396,000
Share-Based Payment Arrangement, Expense			9,896,000	5,240,000
Write Off Of Receivable				5,545,000
Acquisition Diligence Expense				1,120,000
Adjusted Operating Income (Loss)	$ 524,584,000	$ 473,237,000	$ 449,725,000	$ 334,049,000	$ 225,953,000
Adjusted Effective Tax Rate Reconciliation, Percentage	25.20%	25.90%	27.70%	23.60%	24.20%
Tax Effect On Adjusted Operating Income (Loss)	$ 132,050,000	$ (122,665,000)	$ (124,431,000)	$ (78,836,000)	$ (54,681,000)
Adjusted Operating Income (Loss), After Tax	$ 392,534,000	$ 350,572,000	$ 325,294,000	$ 255,213,000	$ 171,272,000
Percentage Of Adjusted Return On Invested Capital	16.40%	14.00%	13.30%	11.70%	8.70%
Assets	$ 3,329,972,000	$ 3,477,448,000	$ 3,556,996,000	$ 3,447,249,000	$ 2,953,160,000
Defined Benefit Plan, Plan Assets, Amount	46,520,000	(15,404,000)	(24,216,000)
Accounts Payable	372,197,000	358,311,000	360,312,000	347,841,000	268,099,000
Accrued Liabilities	275,407,000	277,764,000	248,320,000	253,330,000	227,735,000
Contract with Customer, Liability	126,932,000	70,978,000	172,915,000	135,746,000	130,018,000
Taxes Payable	22,509,000		3,664,000
Dividends Payable	12,019,000	12,125,000	11,742,000	10,616,000	9,556,000
Deferred Tax Liabilities, Gross	6,344,000	21,205,000	41,091,000	47,849,000	41,689,000
Operating Lease, Liability	134,534,000	162,743,000	155,469,000	147,759,000	80,202,000
Deferred Compensation Liability, Current and Noncurrent	33,302,000	32,623,000	30,316,000	35,373,000	44,519,000
Liability, Defined Benefit Pension Plan				536,000	118,523,000
Other Liabilities, Noncurrent	20,813,000	12,818,000	13,480,000	89,207,000	58,687,000
Investment Capital	$ 2,279,395,000	2,513,477,000	2,495,471,000	2,378,992,000	1,974,162,000			$ 1,977,223,000
Loss From Currency Hyperinflation		5,100,000
Non-Recurring Tax Benefit		3,600,000
Loss from Divestiture			$ 33,300,000
Effective Rate Including Loss on Divestiture			29.90%
Goodwill, Impairment Loss					$ 12,575,000
Effective Income Tax Rate Including Impairment					25.70%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description
(5)
Valmont selected adjusted return on invested capital (“adjusted ROIC”) as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on adjusted ROIC. ROIC and adjusted ROIC are non-GAAP financial measures. ROIC and adjusted ROIC are calculated from the Company’s audited financial statements as follows:
Dollars in Thousands	2024	2023	2022	2021	2020
Operating Income	$524,584	$291,557	$433,249	$286,785	$225,953
Adjusted effective tax rate	25.2%	38.1%	27.7%	23.6%	24.2%
Tax effect on operating income	(132,050)	(111,124)	(119,872)	(67,681)	(54,681)

After-tax operating income	$392,534	$180,433	$313,317	$219,104	$171,272

Average invested capital	$2,396,436	$2,504,474	$2,437,232	$2,176,577	$1,975,693

Return on invested capital	16.4%	7.2%	12.9%	10.1%	8.7%
Operating income	$524,584	$291,557	433,249	286,785	—
Impairment of long-lived assets	—	140,844	—	27,911	—
Realignment charges	—	35,210	—	4,052	—
Other non-recurring charges	—	5,626	—	—	—
Prospera intangible asset amortization	—	—	6,580	3,396	—
Prospera stock-based compensation	—	—	9,896	5,240	—
Write-off of a receivable	—	—	—	5,545	—
Acquisition diligence	—	—	—	1,120	—

Adjusted operating income	$524,584	$473,237	$449,725	$334,049	$225,953
Adjusted effective tax rate	25.2%	25.9%	27.7%	23.6%	24.2%
Tax effect on adjusted operating income	(132,050)	(122,665)	(124,431)	(78,836)	(54,681)

After-tax adjusted operating income	$392,534	$350,572	$325,294	$255,213	$171,272

Average invested capital	$2,396,436	$2,504,474	$2,437,232	$2,176,577	$1,975,693

Adjusted return on invested capital	16.4%	14.0%	13.3%	11.7%	8.7%
Total Assets	$3,329,972	$3,477,448	$3,556,996	$3,447,249	$2,953,160
Less: Defined benefit pension asset	(46,520)	(15,404)	(24,216)	—	—
Less: Accounts payable	(372,197)	(358,311)	(360,312)	(347,841)	(268,099)
Less: Accrued expenses	(275,407)	(277,764)	(248,320)	(253,330)	(227,735)
Less: Contract liabilities	(126,932)	(70,978)	(172,915)	(135,746)	(130,018)
Less: Income Tax payable	(22,509)	—	(3,664)	—	—
Less: Dividends payable	(12,019)	(12,125)	(11,742)	(10,616)	(9,556)
Less: Deferred income taxes	(6,344)	(21,205)	(41,091)	(47,849)	(41,689)

Less: Operating lease liabilities	(134,534)	(162,743)	(155,469)	(147,759)	(80,202)
Less: Deferred compensation	(33,302)	(32,623)	(30,316)	(35,373)	(44,519)
Less: Defined benefit pension liability	—	—	—	(536)	(118,523)
Less: Other non-current liabilities	(20,813)	(12,818)	(13,480)	(89,207)	(58,687)

Total invested capital	$2,279,395	$2,513,477	$2,495,471	$2,378,992	$1,974,162

Beginning invested capital	$2,513,477	$2,495,471	$2,378,992	$1,974,162	$1,977,223
Average invested capital	$2,396,436	$2,504,474	$2,437,232	$2,176,577	$1,975,693

The adjusted effective tax rate for fiscal 2023 excluded the effects of the impairment of long-lived assets of $140.8 million, realignment charges of $35.2 million, non-recurring charges associated with major scope changes for two strategic projects initiated by departed senior leadership of $5.6 million, loss from Argentine peso hyperinflation of $5.1 million, and non-recurring tax benefit items of $3.6 million.
The effective tax rate including these items was 38.1%. The adjusted effective tax rate for fiscal 2022 excluded the effects of the $33.3 million loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%. The adjusted effective tax rates for fiscal 2020 excluded the effects of the $12.575 million goodwill impairments which are not deductible for income tax purposes. The effective tax rate in 2020 including the impairments is 25.7%.

Measure:: 2
Pay vs Performance Disclosure
Name	Net earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative compound operating income growth
Avner M. Applbaum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,639,710	5,956,400
PEO Actually Paid Compensation Amount	13,430,167	4,305,592
Stephen G. Kaniewski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,280,307	$ 8,674,260	7,337,975	$ 6,432,086
PEO Actually Paid Compensation Amount		$ (5,362,357)	$ 21,710,433	$ 16,362,423	$ 9,973,234
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,504,388
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,815,123
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,384
PEO | Deduction Of The Amounts Of Stock Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,357,179
PEO | Deduction Of The Amounts Of Option Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,283,259
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,331
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,154
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,124
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,804
Non-PEO NEO | Deduction Of The Amounts Of Stock Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	653,749
Non-PEO NEO | Deduction Of The Amounts Of Option Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 137,216